Schedule of Fair Value Hierarchy (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Platform Operator, Crypto-Asset [Line Items]
Investment at fair value	$ 44,023	$ 343,862	$ 1,979,268
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Investment at fair value	44,023	343,862	1,979,268
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Investment at fair value
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Investment at fair value